UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund: FDP Series, Inc.
                 Franklin Templeton Total Return FDP Fund
                 Marsico Growth FDP Fund
                 MFS Research International FDP Fund
                 Van Kampen Value FDP Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, FDP Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2008

Date of reporting period: 12/01/2007 - 02/29/2008

Item 1 - Schedule of Investments

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                Par
                                              (000)    Asset-Backed Securities**                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 USD          1,510    ACE Securities Corp. Series 2005-HE7 Class A2B,
                                                       2.779% due 11/25/2035 (a)                                      $   1,500,083
                                              4,100    American Express Credit Account Master Trust
                                                       Series 2002-5 Class A, 4.40% due 2/15/2012 (a)                     4,069,909
                                              1,287    Ameriquest Mortgage Securities, Inc. Series 2005-
                                                       R9 Class A2B, 2.829% due 11/25/2035 (a)                            1,259,203
                                                387    Asset Backed Funding Certificates Series 2005-
                                                       HE2 Class A2C, 2.899% due 6/25/2035 (a)                              385,037
                                                134    Asset Backed Securities Corp. Home Equity Line Trust
                                                       Series 2205-HE4 Class A1, 2.759% due 5/25/2035 (a)                   122,120
                                              4,500    Bank of America Credit Card Trust Series 2007-A13
                                                       Class A13, 3.038% due 4/15/2012 (a)                                4,461,356
                                                503    Chase Funding Mortgage Loan Asset Backed Certificates
                                                       Series 2004-2 Class 2A2, 2.849% due 2/25/2034 (a)                    479,437
                                                500    Chase Issuance Trust Series 2005-A9 Class A9, 2.838%
                                                       due 11/15/2011 (a)                                                   494,676
                                              2,200    Chase Issuance Trust Series 2007-A9 Class A, 5.06%
                                                       due 6/16/2014 (a)                                                  2,125,248
                                                651    CitiFinancial Mortgage Securities, Inc. Series 2003-4
                                                       Class AF6, 4.493% due 10/25/2033 (a)                                 647,679
                                                700    Countrywide Asset Backed Certificates Series 2005-11
                                                       Class AF4, 5.21% due 9/25/2035 (a)                                   616,152
                                              3,400    Ford Credit Auto Owner Trust Series 2007-B Class
                                                       A2B, 3.148% due 4/15/2014 (a)                                      3,401,246
                                              1,100    HSI Asset Securitization Corp. Trust Series 2006-OPT4
                                                       Class 2A2, 2.709% due 3/25/2036 (a)                                1,081,130
                                              2,739    JPMorgan Mortgage Acquisition Corp. Series 2006-
                                                       WMC Class A2, 2.679% due 12/25/2036 (a)                            2,603,346
                                              1,030    MBNA Credit Card Master Note Trust Series 2003-A9
                                                       Class A9, 4.37% due 2/15/2011 (a)                                  1,026,842
                                                217    Master Asset Backed Securities Trust Series 2006-
                                                       AB1 Class A1, 2.739% due 2/25/2036 (a)                               212,877
                                                423    Morgan Stanley ABS Capital I Series 2006-HE4 Class
                                                       A1, 2.639% due 6/25/2036 (a)                                         416,729
                                              1,900    Morgan Stanley ABS Capital I Series 2006-NC3 Class
                                                       A2B, 2.719% due 3/25/2036 (a)(c)                                   1,857,935
                                                342    Morgan Stanley ABS Capital I Series 2006-NC4 Class
                                                       A2A, 2.629% due 6/25/2036 (a)                                        337,155
                                                572    Residential Asset Securities Corp. Series 2005-AHL2
                                                       Class A2, 2.859% due 10/25/2035 (a)                                  544,934
                                              1,400    Securitized Asset Backed Receivables LLC Trust
                                                       Series 2006-FR2 Class A2, 2.749% due 3/25/2036 (a)                 1,279,181
                                                666    Structured Asset Securities Corp. Series 2005-SC1
                                                       Class 1A1, 2.869% due 5/25/2031 (a)                                  619,556
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Asset-Backed Securities
                                                       (Cost - $30,212,590) - 14.1%                                      29,541,831
-----------------------------------------------------------------------------------------------------------------------------------

Industry                                               Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.8%                              1,000    The Coca-Cola Co., 5.35% due 11/15/2017                            1,057,239
                                                600    SABMiller Plc, 6.50% due 7/01/2016 (b)                               646,634
                                                                                                                      -------------
                                                                                                                          1,703,873
-----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                Par
Industry                                      (000)    Corporate Bonds                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.3%             USD            300    Amgen, Inc., 0.375% due 2/01/2013 (c)                          $     267,750
                                                360    PDL BioPharma, Inc., 2.75% due 8/16/2023 (c)                         355,500
                                                                                                                      -------------
                                                                                                                            623,250
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.8%                          100    The Bear Stearns Cos., Inc. Series B, 4.55% due 6/23/2010             98,492
                                                500    The Goldman Sachs Group, Inc., 6.75% due 10/01/2037                  466,812
                                                100    Lazard Group LLC, 7.125% due 5/15/2015                               102,376
                                              1,000    Lazard Group LLC, 6.85% due 6/15/2017                                990,414
                                                700    Lehman Brothers Holdings, Inc., 6.50% due 7/19/2017                  691,954
                                                300    Morgan Stanley, 4.75% due 4/01/2014                                  289,156
                                              1,000    UBS AG Series DPNT, 5.875% due 12/20/2017                          1,057,970
                                                                                                                      -------------
                                                                                                                          3,697,174
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.9%                                150    Huntsman International LLC, 7.875% due 11/15/2014                    155,250
                                                350    Ineos Group Holdings Plc, 8.50% due 2/15/2016 (b)                    262,500
                                                 50    RPM International, Inc., 6.25% due 12/15/2013                         55,055
                                              1,000    RPM International, Inc., 6.50% due 2/15/2018                       1,007,990
                                                200    RPM United Kingdom G.P., 6.70% due 11/01/2015                        221,806
                                                250    Yara International ASA, 5.25% due 12/15/2014 (b)                     248,153
                                                                                                                      -------------
                                                                                                                          1,950,754
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.7%                         600    BNP Paribas, 7.195% (a)(b)(d)                                        551,190
                                                800    Compass Bank, 6.40% due 10/01/2017                                   835,498
                                 JPY         60,000    European Investment Bank, 0.75% due 9/21/2011 (a)                    577,448
                                 USD            400    Glitnir Banki hf, 7.451% (a)(b)(d)                                   352,154
                                                400    Kaupthing Bank hf, 7.125% due 5/19/2016 (b)                          314,246
                                 JPY         64,000    Kreditanstalt fuer Wiederaufbau, 0.658% due 8/08/2011 (a)            616,110
                                 USD            400    Landsbanki Islands hf, 6.10% due 8/25/2011 (b)                       392,036
                                                                                                                      -------------
                                                                                                                          3,638,682
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                           250    ARAMARK Corp., 8.50% due 2/01/2015                                   246,250
Supplies - 0.1%                                  50    Waste Management, Inc., 6.50% due 11/15/2008                          51,028
                                                                                                                      -------------
                                                                                                                            297,278
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                   300    Headwaters, Inc., 2.875% due 6/01/2016 (c)                           242,250
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                   225    Owens-Brockway Glass Container, Inc., 6.75%
                                                       due 12/01/2014                                                       225,000
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                           600    Bank of America Corp. Series K, 8% (a)(d)                            621,482
Services - 2.1%                                 500    CIT Group Funding Co. of Canada, 4.65% due 7/01/2010                 481,364
                                              1,000    Citigroup, Inc., 8.30% due 12/21/2077 (a)                          1,015,260
                                                550    Ford Motor Credit Co. LLC, 7.875% due 6/15/2010                      506,867
                                                450    Ford Motor Credit Co. LLC, 9.875% due 8/10/2011                      416,554
                                                800    GMAC LLC, 6.875% due 9/15/2011                                       652,742
                                                 72    General Electric Capital Corp., 5.62% due 10/21/2010 (a)              71,177
                                                500    General Electric Capital Corp., 5% due 1/08/2016                     508,347
                                                100    General Motors Acceptance Corp., 6.875% due 8/28/2012                 79,821
                                                                                                                      -------------
                                                                                                                          4,353,614
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                   300    AT&T, Inc., 5.612% due 11/14/2008 (a)                                299,652
Services - 1.6%                               1,000    AT&T, Inc., 4.95% due 1/15/2013                                    1,029,869
                                                500    Embarq Corp., 7.082% due 6/01/2016                                   497,833
                                                250    Telecom Italia Capital SA, 4.95% due 9/30/2014                       237,731
                                                250    Telecom Italia Capital SA, 7.20% due 7/18/2036                       258,904
                                                800    Verizon New York, Inc. Series A, 6.875% due 4/01/2012                860,950
                                                100    Verizon New York, Inc. Series B, 7.375% due 4/01/2032                107,242
                                                                                                                      -------------
                                                                                                                          3,292,181
-----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                Par
Industry                                      (000)    Corporate Bonds                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &               USD            150    Compagnie Generale de Geophysique-Veritas, 7.50%
Services - 0.1%                                        due 5/15/2015                                                  $     150,750
                                                100    Compagnie Generale de Geophysique-Veritas, 7.75%
                                                       due 5/15/2017                                                        100,750
                                                                                                                      -------------
                                                                                                                            251,500
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing                        300    CVS Caremark Corp., 5.75% due 6/01/2017                              309,512
- 0.9%                                          500    The Kroger Co., 6.15% due 1/15/2020                                  516,985
                                              1,000    Tesco Plc, 6.15% due 11/15/2037 (b)                                  977,096
                                                                                                                      -------------
                                                                                                                          1,803,593
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.8%                            300    Bunge Ltd. Finance Corp., 5.875% due 5/15/2013                       312,024
                                                400    Bunge Ltd. Finance Corp., 5.10% due 7/15/2015                        390,712
                                              1,000    Cargill, Inc., 6% due 11/27/2017 (b)                               1,019,817
                                                                                                                      -------------
                                                                                                                          1,722,553
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                         750    Coventry Health Care, Inc., 6.30% due 8/15/2014                      774,649
Services - 1.0%                                 350    DaVita, Inc., 7.25% due 3/15/2015                                    346,500
                                                600    Quest Diagnostics, Inc., 6.95% due 7/01/2037                         600,666
                                                250    Tenet Healthcare Corp., 9.875% due 7/01/2014                         233,438
                                                200    UnitedHealth Group, Inc., 6.50% due 6/15/2037 (b)                    189,490
                                                                                                                      -------------
                                                                                                                          2,144,743
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                           100    Harrah's Operating Co., Inc., 6.50% due 6/01/2016                     59,750
Leisure - 0.3%                                  350    MGM Mirage, 6.625% due 7/15/2015                                     312,813
                                                250    Station Casinos, Inc., 6.875% due 3/01/2016                          157,500
                                                100    Station Casinos, Inc., 7.75% due 8/15/2016                            83,250
                                                                                                                      -------------
                                                                                                                            613,313
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.3%                       350    Jarden Corp., 7.50% due 5/01/2017                                    306,687
                                                250    KB Home, 6.25% due 6/15/2015                                         224,062
                                                                                                                      -------------
                                                                                                                            530,749
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.6%                              500    Fiserv, Inc., 6.125% due 11/20/2012                                  527,853
                                                150    SunGard Data Systems, Inc., 9.125% due 8/15/2013                     151,125
                                                250    SunGard Data Systems, Inc., 10.25% due 8/15/2015                     248,750
                                                385    Verifone Holdings, Inc., 1.375% due 6/15/2012 (b)(c)                 315,700
                                                                                                                      -------------
                                                                                                                          1,243,428
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers                     400    NRG Energy, Inc., 7.25% due 2/01/2014                                390,500
& Energy Traders - 0.3%                          25    NRG Energy, Inc., 7.375% due 2/01/2016                                24,094
                                                300    Texas Competitive Electric Holdings Co. LLC, 10.25%
                                                       due 11/01/2015 (b)                                                   292,500
                                                                                                                      -------------
                                                                                                                            707,094
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates                         50    Hutchison Whampoa International (03/33) Ltd., 7.45%
- 0.0%                                                 due 11/24/2033 (b)                                                    52,223
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%                                500    Genworth Financial, Inc., 6.15% due 11/15/2066 (a)                   423,805
                                                600    Metlife, Inc., 6.40% due 12/15/2066                                  518,667
                                                                                                                      -------------
                                                                                                                            942,472
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.2%                                350    RBS Global, Inc., 9.50% due 8/01/2014                                315,000
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.0%                                  1,000    British Sky Broadcasting Group Plc, 6.10%
                                                       due 2/15/2018 (b)                                                  1,011,842
                                                150    Charter Communications Holdings I, LLC, 11%
                                                       due 10/01/2015                                                       104,250
                                                225    Charter Communications Holdings II, LLC, 10.25%
                                                       due 9/15/2010                                                        205,875
                                              1,000    Comcast Corp., 6.30% due 11/15/2017                                1,026,876

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                Par
Industry                                      (000)    Corporate Bonds                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 USD             25    Dex Media West LLC, 9.875% due 8/15/2013                       $      21,000
                                                150    Intelsat Intermediate Holding Co. Ltd., 8.936%
                                                       due 2/01/2015 (e)                                                    125,625
                                                125    Intelsat Subsidiary Holding Co. Ltd., 8.25%
                                                       due 1/15/2013                                                        125,000
                                                400    News America, Inc., 7.25% due 5/18/2018                              446,435
                                                400    R.H. Donnelley Corp. Series A-3, 8.875% due 1/15/2016                238,000
                                                350    Viacom, Inc., 6.25% due 4/30/2016                                    347,106
                                                500    Viacom, Inc., 6.125% due 10/05/2017                                  499,789
                                                                                                                      -------------
                                                                                                                          4,151,798
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                          125    Novelis, Inc., 7.25% due 2/15/2015                                   112,500
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%                           75    CenterPoint Energy, Inc., 7.25% due 9/01/2010                         80,644
                                                200    CenterPoint Energy Resources Corp., 6.125%
                                                       due 11/01/2017                                                       207,279
                                                                                                                      -------------
                                                                                                                            287,923
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.5%                       1,000    Target Corp., 6% due 1/15/2018                                     1,050,801
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                         1,000    Canadian Natural Resources Ltd., 5.90% due 2/01/2018               1,024,038
Fuels - 2.2%                                    350    Chesapeake Energy Corp., 6.625% due 1/15/2016                        340,813
                                                150    Chesapeake Energy Corp., 6.25% due 1/15/2018                         143,250
                                                500    Gaz Capital for Gazprom, 6.212% due 11/22/2016 (b)                   469,400
                                                500    Lukoil International Finance B.V., 6.656% due 6/07/2022 (b)          450,000
                                                350    Petroplus Finance Ltd., 6.75% due 5/01/2014 (b)                      317,625
                                                800    Valero Energy Corp., 6.125% due 6/15/2017                            824,877
                                                100    Williams Cos., Inc., 7.625% due 7/15/2019                            107,000
                                                100    Williams Cos., Inc., 8.75% due 3/15/2032                             117,750
                                                700    XTO Energy, Inc., 5.90% due 8/01/2012                                752,035
                                                                                                                      -------------
                                                                                                                          4,546,788
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%                  100    Weyerhaeuser Co., 7.375% due 3/15/2032                                94,379
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.7%                          400    Abbott Laboratories, 6.15% due 11/30/2037                            415,601
                                                900    Schering-Plough Corp., 6% due 9/15/2017                              941,839
                                                                                                                      -------------
                                                                                                                          1,357,440
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                   695    CapitalSource, Inc., 4% due 7/15/2034 (a)(c)                         616,813
(REITs) - 1.6%                                  500    Colonial Realty LP, 5.50% due 10/01/2015                             419,191
                                                500    ERP Operating LP, 5.75% due 6/15/2017                                449,241
                                                900    HCP, Inc., 6.70% due 1/30/2018                                       792,520
                                                350    Host Hotels & Resorts LP, 6.875% due 11/01/2014                      337,750
                                                 50    Host Marriott LP, 7.125% due 11/01/2013                               49,250
                                                 50    iStar Financial, Inc., 6% due 12/15/2010                              44,234
                                                650    WEA Finance LLC, 5.70% due 10/01/2016 (b)                            601,700
                                                                                                                      -------------
                                                                                                                          3,310,699
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                  186    Intel Corp., 2.95% due 12/15/2035 (c)                                175,770
Equipment - 0.3%                                500    Microchip Technology, Inc., 2.125% due 12/15/2037 (b)(c)             517,225
                                                                                                                      -------------
                                                                                                                            692,995
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.2%                         360    Best Buy Co., Inc., 2.25% due 1/15/2022 (c)                          394,650
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                              300    Capmark Financial Group, Inc., 6.30% due 5/10/2017 (b)               196,315
Finance - 0.3%                                  800    Residential Capital LLC, 6.50% due 6/01/2012                         436,000
                                                                                                                      -------------
                                                                                                                            632,315
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                  350    Reynolds American, Inc., 7.625% due 6/01/2016                        370,644
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Corporate Bonds
                                                       (Cost - $48,744,554) - 22.6%                                      47,353,656
-----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                Par
                                              (000)    Foreign Government Obligations                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 MYR          1,710    Bank Negara Malaysia Monetary Notes, 0%
                                                       due 9/23/2008 (f)                                              $     525,381
                                              3,475    Bank Negara Malaysia Monetary Notes Series 0307,
                                                       3.17% due 5/15/2008                                                1,085,011
                                 BRL          4,600    Brazil Notas do Tesouro Nacional Series F, 10%
                                                       due 1/01/2017                                                      2,370,971
                                 IDR      4,310,000    Indonesia Treasury Bond, 12.80% due 6/15/2021                        543,447
                                          4,900,000    Indonesia Treasury Bond, 12.90% due 6/15/2022                        619,893
                                            900,000    Indonesia Treasury Bond Series FR31, 11%
                                                       due 11/15/2020                                                       101,479
                                          4,120,000    Indonesia Treasury Bond Series FR40, 11% due 9/15/2025               457,529
                                 KRW        340,000    Korea Treasury Bond Series 1209, 5.25% due 9/10/2012                 364,894
                                            335,000    Korea Treasury Bond Series 1709, 5.50% due 9/10/2017                 364,266
                                            351,000    Korea Treasury Bond Series 2703, 5.25% due 3/10/2027                 374,356
                                 MYR          1,300    Malaysia Government Bond, 4.305% due 2/27/2009                       410,569
                                              1,500    Malaysia Government Bond Series 0108, 3.461%
                                                       due 7/31/2013                                                        467,677
                                                260    Malaysia Government Bond Series 1/89, 7%
                                                       due 3/15/2009                                                         84,355
                                              1,150    Malaysia Government Bond Series 2/88, 6.45%
                                                       due 7/01/2008                                                        363,558
                                 NOK          2,100    Norwegian Government, 5.50% due 5/15/2009                            404,841
                                 PEN            615    Peru Government Bond, 7.84% due 8/12/2020                            230,803
                                 PLN          3,600    Poland Government Bond Series 0509, 6% due 5/24/2009               1,543,446
                                 USD            225    Republic of Argentina, 5.389% due 8/03/2012                          197,360
                                                100    Republic of Ghana, 8.50% due 10/04/2017                              104,773
                                                400    Republic of Iraq, 5.80% due 1/15/2028 (g)                            290,000
                                 SGD            415    Singapore Government Bond, 4.375% due 1/15/2009                      305,403
                                 SEK         12,250    Sweden Government Bond Series 1040, 6.50%
                                                       due 5/05/2008                                                      1,993,424
                                              7,500    Sweden Government Bond Series 1043, 5% due 1/28/2009               1,225,694
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Foreign Government Obligations
                                                       (Cost - $13,173,124) - 6.9%                                       14,429,130
-----------------------------------------------------------------------------------------------------------------------------------

                                                       U.S. Government & Agency Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                 USD          1,600    Fannie Mae, 6.625% due 9/15/2009                                   1,704,662
                                              1,000    Fannie Mae, 7.25% due 1/15/2010                                    1,089,261
                                              3,000    Fannie Mae, 5% due 2/16/2012                                       3,212,034
                                              1,300    Fannie Mae, 6.25% due 5/15/2029                                    1,508,545
                                              2,700    Fannie Mae, 6.625% due 11/15/2030                                  3,291,224
                                                500    Federal Home Loan Bank, 3.875% due 8/22/2008                         502,920
                                                500    Federal Home Loan Bank, 4.50% due 9/16/2013                          524,812
                                              3,000    Freddie Mac, 5.125% due 4/18/2008                                  3,008,601
                                              3,000    Freddie Mac, 4.50% due 1/15/2015                                   3,122,412
                                              2,000    Freddie Mac, 6.75% due 3/15/2031                                   2,475,516
                                              2,055    Freddie Mac, 6.25% due 7/15/2032                                   2,414,374
                                                554    U.S. Treasury Inflation Indexed Bonds, 0.875%
                                                       due 4/15/2010                                                        570,731
                                                529    U.S. Treasury Inflation Indexed Bonds, 2.375%
                                                       due 4/15/2011                                                        572,260
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total U.S. Government & Agency Obligations
                                                       (Cost - $23,432,466) - 11.4%                                      23,997,352
-----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                Par    U.S. Government Agency Mortgage-Backed
                                              (000)    Securities**                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Fannie Mae Guaranteed Pass-Through Certificates:
                                 USD            131        4.176% due 4/01/2035 (a)                                   $     132,204
                                                 26        4.894% due 5/01/2033 (a)                                          26,619
                                              8,771        5.00% due 7/01/2035 - 3/15/2038 (h)                            8,644,054
                                                867        5.025% due 4/01/2035 (a)                                         873,943
                                                892        5.422% due 9/01/2034 (a)                                         895,144
                                             12,389        5.50% due 11/01/2034 - 8/01/2037                              12,500,169
                                                746        6.00% due 6/01/2021                                              771,851
                                              2,164        6.00% due 10/01/2034 - 5/01/2036                               2,214,965
                                                218        6.411% due 10/01/2032 (a)                                        221,745
                                              4,821        6.50% due 1/01/2036 - 3/15/2038 (h)                            4,997,210
                                                       Freddie Mac Mortgage Participation Certificates:
                                                296        4.50% due 9/01/2020                                              296,185
                                              8,950        5.00% due 3/15/2038 (h)                                        8,810,156
                                                496        5.322% due 11/01/2027 (a)                                        508,515
                                             11,376        5.50% due 3/01/2023 - 11/01/2037                              11,464,681
                                             14,532        6.00% due 10/01/2021 - 3/15/2038 (h)                          14,854,457
                                              5,250        6.50% due 3/15/2038 (h)                                        5,451,800
                                                 48        7.137% due 9/01/2032 (a)                                          47,972
                                                132        7.306% due 4/01/2032 (a)                                         135,356
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total U.S. Government Agency Mortgage-Backed
                                                       Securities (Cost - $71,897,531) - 34.7%                           72,847,026
-----------------------------------------------------------------------------------------------------------------------------------

                                                       U.S. Government Agency Mortgage-Backed
                                                       Securities** - Collateralized Mortgage Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                              1,915    Fannie Mae Trust Series 2007-1 Class NF, 2.856%
                                                       due 2/25/2037 (a)                                                  1,881,947
                                              1,000    Freddie Mac Multiclass Certificates Series 2643
                                                       Class OG, 5% due 7/15/2032                                           993,529
                                                779    Freddie Mac Multiclass Certificates Series 2942
                                                       Class TF, 3.168% due 3/15/2035 (a)                                   780,687
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total U.S. Government Agency Mortgage-Backed
                                                       Securities - Collateralized Mortgage Obligations
                                                       (Cost - $3,650,518) - 1.8%                                         3,656,163
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Non-Government Agency Mortgage-Backed Securities**
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage                       1,700    Permanent Financing Plc Series 8 Class 2A, 3.06%
Obligations - 0.8%                                     due 6/10/2014 (a)                                                  1,695,522
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed                    2,000    Bear Stearns Commercial Mortgage Securities Series
Securities - 10.3%                                     2005-PW10 Class A4, 5.405% due 12/11/2040 (a)                      1,942,101
                                              2,300    Citigroup/Deutsche Bank Commercial Mortgage Trust
                                                       Series 2005-C1 Class A4, 5.225% due 7/15/2044 (a)                  2,218,676
                                              2,500    Citigroup/Deutsche Bank Commercial Mortgage Trust
                                                       Series 2006-CD3 Class A5, 5.617% due 10/15/2048                    2,411,365
                                              2,750    Citigroup/Deutsche Bank Commercial Mortgage Trust
                                                       Series 2007-CD4 Class C, 5.476% due 12/11/2049 (a)                 1,965,912
                                              2,519    GS Mortgage Securities Corp. II Series 2006-GG6 Class
                                                       A4, 5.553% due 4/10/2038 (a)                                       2,433,400
                                                449    GS Mortgage Securities Corp. II Series 2007-EOP Class
                                                       A1, 3.17% due 3/06/2020 (a)                                          437,056
                                                900    Greenwich Capital Commercial Funding Corp. Series
                                                       2004-GG1 Class A7, 5.317% due 6/10/2036 (a)                          879,733

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                Par
                                              (000)    Non-Government Agency Mortgage-Backed Securities**                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 USD          1,750    Greenwich Capital Commercial Funding Corp. Series
                                                       2005-GG5 Class A5, 5.224% due 4/10/2037 (a)                    $   1,680,869
                                              3,800    Greenwich Capital Commercial Funding Corp. Series
                                                       2006-GG7 Class A4, 5.913% due 7/10/2038 (a)                        3,770,050
                                              1,600    Greenwich Capital Commercial Funding Corp. Series
                                                       2007-GG9 Class C, 5.554% due 3/10/2039 (a)                         1,153,584
                                              2,000    LB-UBS Commercial Mortgage Trust Series 2005-C5
                                                       Class A4, 4.954% due 9/15/2030                                     1,892,181
                                                850    LB-UBS Commercial Mortgage Trust Series 2006-C3
                                                       Class A4, 5.661% due 3/15/2039 (a)                                   826,778
                                                                                                                      -------------
                                                                                                                         21,611,705
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Non-Government Agency Mortgage-Backed
                                                       Securities (Cost - $25,201,100) - 11.1%                           23,307,227
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
Industry                                               Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.5%                         600    Fifth Third Capital Trust IV, 6.50% due 4/15/2067 (a)                501,426
                                                750    Wachovia Capital Trust III, 5.80% (a)(d)                             590,625
                                                                                                                      -------------
                                                                                                                          1,092,051
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                           700    JPMorgan Chase Capital XXII, 6.45% due 2/02/2037                     624,041
Services - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Capital Trusts
                                                       (Cost - $2,045,642) - 0.8%                                         1,716,092
-----------------------------------------------------------------------------------------------------------------------------------

                                             Shares    Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                            6,500    General Motors Corp. Series C, 6.25% (c)                             125,710
                                              6,800    General Motors Corp. Series D, 1.50% (c)                             162,384
                                                                                                                      -------------
                                                                                                                            288,094
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                        10,500    CIT Group, Inc., 7.75%                                               185,850
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                          55,200     Freddie Mac Series Z, 8.375%                                       1,421,400
Finance - 0.8%                                 300     Washington Mutual, Inc. Series R, 7.75% (c)                          288,000
                                                                                                                      -------------
                                                                                                                          1,709,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Preferred Stocks
                                                       (Cost - $2,262,059) - 1.0%                                         2,183,344
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Preferred Securities
                                                       (Cost - $4,307,701) - 1.8%                                         3,899,436
-----------------------------------------------------------------------------------------------------------------------------------

                                                Par
                                              (000)    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Commercial Paper         MYR            100    Malaysia Treasury Bill, 3.33% due 6/06/2008 (e)                       31,026
- 0.5%                                          100    Malaysia Treasury Bill Series 364, 3.313% due 3/28/2008 (e)           31,224
                                                200    Malaysia Treasury Bill Series 364, 3.323% due 5/09/2008 (e)           62,210
                                 NOK          5,420    Norway Treasury Bill, 4.765% due 3/19/2008 (e)                     1,037,321
                                                                                                                      -------------
                                                                                                                          1,161,781
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 6.5%             USD         13,672    Brown Brothers Harriman & Co., 2.39% due 3/03/2008                13,672,027
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Short-Term Securities
                                                       (Cost - $14,683,763) - 7.0%                                       14,833,808
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Investments (Cost - $235,303,347*) - 111.4%                233,865,629

                                                       Liabilities in Excess of Other Assets - (11.4%)                  (23,981,250)
                                                                                                                      -------------
                                                       Net Assets - 100.0%                                            $ 209,884,379
                                                                                                                      =============

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 235,400,249
                                                                  =============
      Gross unrealized appreciation                               $   4,156,225
      Gross unrealized depreciation                                  (5,690,845)
                                                                  -------------
      Net unrealized depreciation                                 $  (1,534,620)
                                                                  =============

** Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

(a)   Floating rate security.
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c)   Convertible security.
(d)   The security is a perpetual bond and has no stated maturity date.
(e) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(f)   Represents a zero coupon bond.
(g)   Subject to principal paydowns.
(h) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o Forward foreign exchange contracts as of February 29, 2008 were as follows:

      -----------------------------------------------------------------------------------------
                                                                                   Unrealized
                                                               Settlement         Appreciation
      Currency Purchased           Currency Sold                 Date            (Depreciation)
      -----------------------------------------------------------------------------------------
      PLN        375,000           USD         135,477         5/05/2008          $    25,078
      JPY     41,391,000           USD         350,000         6/23/2008               50,903
      JPY    109,104,213           USD         925,000         6/30/2008              132,071
      JPY      4,430,600           USD          40,000         9/26/2008                3,086
      JPY      2,224,600           USD          20,000         9/26/2008                1,633
      JPY     45,240,000           USD         400,000        10/15/2008               40,280
      CHF      1,108,638           USD       1,020,000        11/28/2008               44,049
      CHF        731,404           USD         632,511        12/18/2008               69,452
      USD        632,511           KRW     600,000,000        12/18/2008               (4,799)
      JPY     44,615,250           USD         427,546         1/22/2009                8,432
      JPY     60,726,780           USD         577,168         2/25/2009               17,622
      JPY    194,857,500           EUR       1,250,000         2/27/2009               37,670
      USD      1,863,938           EUR       1,250,000         2/27/2009               (7,085)
      -----------------------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign  Exchange Contracts - Net  $   418,392
                                                                                  =============

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)

o     Swaps outstanding as of February 29, 2008 were as follows:

      -----------------------------------------------------------------------------------------------
                                                                            Notional     Unrealized
                                                                             Amount     Appreciation
                                                                             (000)     (Depreciation)
      -----------------------------------------------------------------------------------------------
      Sold credit default protection on Dow Jones CDX North America
      Investment Grade Index Series 4 and receive 0.40%

      Broker,  JPMorgan Chase
      Expires  June 2010                                                    $ 1,000      $ (23,258)

      Bought credit default protection on Nordstrom, Inc. and pay 1.00%

      Broker,  JPMorgan Chase
      Expires March 2013                                                    $ 1,300          3,522
      -----------------------------------------------------------------------------------------------
      Total                                                                              $ (19,736)
                                                                                         ============

o     Currency Abbreviations:

BRL        Brazilian Real
CHF        Swiss Franc
IDR        Indonesian Rupiah
JPY        Japanese Yen
KRW        Korean Won
MYR        Malaysian Ringgit
NOK        Norwegian Krone
PEN        Peru Nuevos Soles
PLN        Polish Zloty
SEK        Swedish Krona
SGD        Singapore Dollar
USD        U.S. Dollar

Marsico Growth FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Shares   Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 7.0%                       51,839   General Dynamics Corp.                                      $   4,243,022
                                                  6,611   Honeywell International, Inc.                                     380,397
                                                 54,828   Lockheed Martin Corp.                                           5,658,250
                                                  3,469   Precision Castparts Corp.                                         382,943
                                                                                                                      -------------
                                                                                                                         10,664,612
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 2.1%                               29,978   Toyota Motor Corp. (a)                                          3,254,112
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.4%                                 31,198   The Coca-Cola Co.                                               1,823,835
                                                 62,912   Heineken NV (a)                                                 1,785,493
                                                                                                                      -------------
                                                                                                                          3,609,328
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 3.3%                             33,954   Amylin Pharmaceuticals, Inc. (b)                                  898,762
                                                 53,586   Genentech, Inc. (b)                                             4,059,140
                                                                                                                      -------------
                                                                                                                          4,957,902
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 6.0%                           32,753   The Goldman Sachs Group, Inc.                                   5,555,891
                                                 68,840   Lehman Brothers Holdings, Inc.                                  3,510,152
                                                                                                                      -------------
                                                                                                                          9,066,043
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 7.2%                                 16,682   Air Products & Chemicals, Inc.                                  1,523,567
                                                 52,032   Monsanto Co.                                                    6,019,062
                                                 41,693   Praxair, Inc.                                                   3,347,114
                                                                                                                      -------------
                                                                                                                         10,889,743
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.7%                       6,823,000   Industrial & Commercial Bank of China                           4,733,520
                                                132,399   Wells Fargo & Co.                                               3,870,023
                                                                                                                      -------------
                                                                                                                          8,603,543
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.9%                  31,048   QUALCOMM, Inc.                                                  1,315,504
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 3.1%            35,153   Bank of America Corp.                                           1,396,980
                                                 81,510   JPMorgan Chase & Co.                                            3,313,382
                                                                                                                      -------------
                                                                                                                          4,710,362
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                   107,387   AT&T Inc.                                                       3,740,289
Services - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 6.9%               20,601   Cameron International Corp. (b)                                   875,131
                                                  3,235   FMC Technologies, Inc. (b)                                        183,295
                                                 56,271   Schlumberger Ltd.                                               4,864,628
                                                 32,193   Transocean, Inc.                                                4,523,438
                                                                                                                      -------------
                                                                                                                         10,446,492
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.7%                  69,882   CVS Caremark Corp.                                              2,821,835
                                                170,786   Tesco Plc                                                       1,349,614
                                                                                                                      -------------
                                                                                                                          4,171,449
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 4.2%         137,300   UnitedHealth Group, Inc.                                        6,381,704
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 12.8%            46,078   Las Vegas Sands Corp. (b)                                       3,838,297
                                                 37,226   MGM Mirage (b)                                                  2,292,749
                                                131,289   McDonald's Corp.                                                7,104,048
                                                 32,672   Wynn Resorts Ltd. (b)                                           3,290,070
                                                 81,224   Yum! Brands, Inc.                                               2,798,167
                                                                                                                      -------------
                                                                                                                         19,323,331
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.8%                               22,294   MasterCard, Inc. Class A                                        4,235,860
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 3.9%              12,572   Google, Inc. Class A (b)                                        5,923,675
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.6%                                  9,909   Deere & Co.                                                       844,346
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 3.5%               45,863   Petroleo Brasileiro SA (a)                                      5,381,564
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.0%                           68,832   Merck & Co., Inc.                                               3,049,258
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                         51,503   The St. Joe Co.                                                 1,980,290
Development - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 3.8%                               22,087   Norfolk Southern Corp.                                          1,168,181
                                                 36,632   Union Pacific Corp.                                             4,570,208
                                                                                                                      -------------
                                                                                                                          5,738,389
-----------------------------------------------------------------------------------------------------------------------------------

Marsico Growth FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Shares   Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.3%                          81,737   Lowe's Cos., Inc.                                           $   1,959,236
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 5.2%       54,268   America Movil, SA de CV (a)                                     3,281,043
                                                311,500   China Mobile Ltd.                                               4,664,132
                                                                                                                      -------------
                                                                                                                          7,945,175
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Common Stocks
                                                          (Cost - $124,849,150) - 91.2%                                 138,192,207
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Par
                                                  (000)   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 11.5%                        $   17,366   Brown Brothers Harriman & Co.,
                                                          2.39% due 3/03/2008                                            17,366,150
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Short-Term Securities
                                                          (Cost - $17,366,150) - 11.5%                                   17,366,150
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Investments (Cost - $142,215,300*) - 102.7%             155,558,357

                                                          Liabilities in Excess of Other Assets - (2.7%)                 (4,121,635)
                                                                                                                      -------------
                                                          Net Assets - 100.0%                                         $ 151,436,722
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                              $ 142,272,753
                                                                  =============
      Gross unrealized appreciation                               $  19,601,177
      Gross unrealized depreciation                                  (6,315,573)
                                                                  -------------
      Net unrealized appreciation                                 $  13,285,604
                                                                  =============
(a)   Depositary receipts.
(b)   Non-income producing security.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country                Industry                                 Shares  Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
Australia - 2.6%       Capital Markets - 0.7%                   26,789  Macquarie Group Ltd.                            $  1,337,853
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 1.0%                  87,770  Australia & New Zealand Banking Group Ltd.         1,771,144
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.5%      170,264  Paladin Resources Ltd. (a)                           950,816
                       -------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury               53,542  Billabong International Ltd.                         621,739
                       Goods - 0.4%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Australia                   4,681,552
------------------------------------------------------------------------------------------------------------------------------------
Austria - 1.2%         Commercial Banks - 1.0%                  30,988  Erste Bank der Oesterreichischen Sparkassen AG     1,793,017
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.2%        6,400  OMV AG                                               462,429
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Austria                     2,255,446
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.7%         Diversified Financial Services -         60,960  Fortis                                             1,346,743
                       0.7%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Belgium                     1,346,743
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 2.8%          Commercial Banks - 0.8%                  10,320  Uniao de Bancos Brasileiros SA (b)                 1,399,598
                       -------------------------------------------------------------------------------------------------------------
                       Consumer Finance - 0.1%                  59,300  CSU Cardsystem SA (a)                                176,031
                       -------------------------------------------------------------------------------------------------------------
                       Internet Software & Services - 0.2%      64,900  Universo Online SA (a)                               326,208
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 1.0%                   51,100  Cia Vale do Rio Doce                               1,781,595
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.7%       11,830  Petroleo Brasileiro SA (b)                         1,388,132
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Brazil                      5,071,564
------------------------------------------------------------------------------------------------------------------------------------
Canada - 0.6%          Wireless Telecommunication               27,500  Rogers Communications, Inc. Class B                1,085,471
                       Services - 0.6%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Canada                      1,085,471
------------------------------------------------------------------------------------------------------------------------------------
France - 10.6%         Auto Components - 0.8%                   14,530  Compagnie Generale des Etablissements Michelin     1,431,057
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 2.0%                  28,638  BNP Paribas SA                                     2,560,222
                                                                42,743  Credit Agricole SA                                 1,159,392
                                                                                                                        ------------
                                                                                                                           3,719,614
                       -------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 1.0%              14,301  Schneider Electric SA                              1,628,365
                       -------------------------------------------------------------------------------------------------------------
                       Gas Utilities - 0.5%                     17,070  Gaz de France SA                                     976,643
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 1.7%                         92,820  AXA SA                                             3,129,547
                       -------------------------------------------------------------------------------------------------------------
                       Multi-Utilities - 0.6%                   18,170  Suez SA                                            1,155,114
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 2.5%       59,390  Total SA                                           4,472,281
                       -------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury               27,230  LVMH Moet Hennessy Louis Vuitton SA                2,797,644
                       Goods - 1.5%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in France                     19,310,265
------------------------------------------------------------------------------------------------------------------------------------
Germany - 12.3%        Automobiles - 0.9%                       29,950  Bayerische Motoren Werke AG                        1,641,653
                       -------------------------------------------------------------------------------------------------------------
                       Chemicals - 2.7%                         25,440  Bayer AG                                           1,958,992
                                                                22,640  Linde AG                                           3,012,223
                                                                                                                        ------------
                                                                                                                           4,971,215
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.4%                   7,920  Deutsche Postbank AG                                 771,642
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 2.9%                27,790  E.ON AG                                            5,222,905
                       -------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 1.4%          20,590  Siemens AG                                         2,651,157
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 1.4%                   19,710  Merck KGaA                                         2,454,606
                       -------------------------------------------------------------------------------------------------------------
                       Software - 0.8%                          30,830  SAP AG                                             1,475,067
                       -------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury               51,740  Adidas-Salomon AG                                  3,283,188
                       Goods - 1.8%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Germany                    22,471,433
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.7%          Commercial Banks - 0.7%                 100,440  Bank of Cyprus Public Co. Ltd.                     1,214,857
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Greece                      1,214,857
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.7%       Commercial Banks - 1.7%                 728,500  BOC Hong Kong Holdings Ltd.                        1,785,262
                                                             1,104,000  Bank of Communications Co. Ltd.                    1,313,446
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Hong Kong                   3,098,708
------------------------------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country                Industry                                 Shares  Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
India - 1.6%           IT Services - 0.5%                       54,140  HCL Technologies Ltd.                           $    369,521
                                                                46,600  Satyam Computer Services Ltd.                        501,341
                                                                                                                        ------------
                                                                                                                             870,862
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 1.1%                  320,169  Steel Authority of India                           2,000,384
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in India                       2,871,246
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.8%         Commercial Banks - 1.1%                 141,682  Anglo Irish Bank Corp. Plc                         1,987,206
                       -------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.7%            32,850  CRH Plc                                            1,223,369
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Ireland                     3,210,575
------------------------------------------------------------------------------------------------------------------------------------
Israel - 0.3%          Chemicals - 0.3%                         66,860  Makhteshim-Agan Industries Ltd. (a)                  557,296
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Israel                        557,296
------------------------------------------------------------------------------------------------------------------------------------
Italy - 4.2%           Aerospace & Defense - 0.7%               42,390  Finmeccanica SpA                                   1,303,634
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 3.0%                 494,217  Unicredit SpA                                      3,634,365
                                                                77,177  Unione di Banche Italiane SPCA                     1,814,499
                                                                                                                        ------------
                                                                                                                           5,448,864
                       -------------------------------------------------------------------------------------------------------------
                       Energy Equipment & Services - 0.5%       23,800  Saipem SpA                                           972,361
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Italy                       7,724,859
------------------------------------------------------------------------------------------------------------------------------------
Japan - 15.5%          Air Freight & Logistics - 1.1%          135,000  Yamato Transport Co., Ltd.                         1,973,049
                       -------------------------------------------------------------------------------------------------------------
                       Auto Components - 0.8%                   91,000  Bridgestone Corp.                                  1,497,032
                       -------------------------------------------------------------------------------------------------------------
                       Automobiles - 0.8%                       74,700  Yamaha Motor Co., Ltd.                             1,484,832
                       -------------------------------------------------------------------------------------------------------------
                       Capital Markets - 1.2%                  138,800  Nomura Holdings, Inc.                              2,179,667
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.9%                     227  Sumitomo Mitsui Financial Group, Inc.              1,639,613
                       -------------------------------------------------------------------------------------------------------------
                       Consumer Finance - 0.5%                  61,800  AEON Credit Service Co., Ltd.                        900,692
                       -------------------------------------------------------------------------------------------------------------
                       Distributors - 0.2%                      60,000  JFE Shoji Holdings, Inc.                             389,053
                       -------------------------------------------------------------------------------------------------------------
                       Electronic Equipment                     18,600  Hoya Corp.                                           471,937
                       & Instruments - 1.4%
                                                                35,000  Nippon Electric Glass Co.                            507,440
                                                                64,400  Omron Corp.                                        1,432,316
                                                                                                                        ------------
                                                                                                                           2,411,693
                       -------------------------------------------------------------------------------------------------------------
                       Gas Utilities - 0.4%                    166,000  Tokyo Gas Co., Ltd.                                  744,639
                       -------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.1%                 7,500  Funai Electric Co., Ltd.                             211,676
                       -------------------------------------------------------------------------------------------------------------
                       Household Products - 1.0%                61,000  Kao Corp.                                          1,878,057
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 1.5%                         40,400  GLORY Ltd.                                           918,084
                                                                72,700  Komatsu Ltd.                                       1,846,907
                                                                                                                        ------------
                                                                                                                           2,764,991
                       -------------------------------------------------------------------------------------------------------------
                       Office Electronics - 1.5%                65,000  Konica Minolta Holdings, Inc.                        920,865
                                                               109,000  Ricoh Co., Ltd.                                    1,750,554
                                                                                                                        ------------
                                                                                                                           2,671,419
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.7%          110  Inpex Holdings, Inc.                               1,235,907
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.7%                   29,800  Astellas Pharma, Inc.                              1,302,432
                       -------------------------------------------------------------------------------------------------------------
                       Road & Rail - 1.1%                          247  East Japan Railway Co.                             1,982,511
                       -------------------------------------------------------------------------------------------------------------
                       Software - 0.4%                          23,000  Trend Micro, Inc.                                    792,369
                       -------------------------------------------------------------------------------------------------------------
                       Trading Companies                        40,100  Mitsubishi Corp.                                   1,223,470
                       & Distributors - 1.2%
                                                                44,000  Mitsui & Co., Ltd.                                   956,887
                                                                                                                        ------------
                                                                                                                           2,180,357
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Japan                      28,239,989
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 2.1%          Household Products - 0.5%               204,130  Kimberly-Clark de Mexico, SA de CV                   843,013
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.8%                             64,440  Grupo Televisa, SA (b)                             1,417,680
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication               25,260  America Movil, SA de CV (b)                        1,527,220
                       Services - 0.8%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Mexico                      3,787,913
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 4.0%     Air Freight & Logistics - 0.5%           22,400  TNT NV                                               882,162
                       -------------------------------------------------------------------------------------------------------------
                       Beverages - 1.2%                         37,380  Heineken NV                                        2,108,238
                       -------------------------------------------------------------------------------------------------------------
                       Chemicals - 1.6%                         38,810  Akzo Nobel NV                                      2,845,841
                       -------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country                Industry                                 Shares  Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 0.7%          35,170  Koninklijke Philips Electronics NV              $  1,372,138
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the Netherlands             7,208,379
------------------------------------------------------------------------------------------------------------------------------------
Norway - 2.7%          Diversified Telecommunication           105,740  Telenor ASA                                        2,165,202
                       Services - 1.2%
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 1.5%       89,340  StatoilHydro ASA                                   2,722,307
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Norway                      4,887,509
------------------------------------------------------------------------------------------------------------------------------------
Philippines - 0.0%     Wireless Telecommunication                  110  Philippine Long Distance Telephone Co.                 7,761
                       Services - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the Philippines                 7,761
------------------------------------------------------------------------------------------------------------------------------------
Russia - 0.8%          Oil, Gas & Consumable Fuels - 0.8%       28,890  OAO Gazprom (b)                                    1,464,723
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Russia                      1,464,723
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 2.5%       Commercial Banks - 1.0%                 148,000  DBS Group Holdings Ltd.                            1,801,851
                       -------------------------------------------------------------------------------------------------------------
                       Electronic Equipment                    117,000  Venture Corp. Ltd.                                   843,591
                       & Instruments - 0.5%
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate Management &                422,000  CapitaLand Ltd.                                    1,864,416
                       Development - 1.0%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Singapore                   4,509,858
------------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.7%    Commercial Banks - 0.4%                  58,107  Standard Bank Group Ltd.                             725,201
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication               33,610  MTN Group Ltd.                                       526,309
                       Services - 0.3%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in South Africa                1,251,510
------------------------------------------------------------------------------------------------------------------------------------
South Korea - 1.1%     Electronic Equipment                     12,120  LS Industrial Systems Co. Ltd.                       709,172
                       & Instruments - 0.4%
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.2%                      1,702  Nong Shim Co., Ltd.                                  346,053
                       -------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor            1,736  Samsung Electronics Co., Ltd.                      1,017,595
                       Equipment - 0.5%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in South Korea                 2,072,820
------------------------------------------------------------------------------------------------------------------------------------
Spain - 2.2%           Diversified Telecommunication           116,800  Telefonica SA                                      3,379,773
                       Services - 1.8%
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.4%                             45,804  Antena 3 de Television SA                            630,464
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Spain                       4,010,237
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 8.9%     Biotechnology - 0.5%                     16,756  Actelion Ltd. (a)                                    873,433
                       -------------------------------------------------------------------------------------------------------------
                       Building Products - 1.0%                 12,808  Geberit AG                                         1,884,339
                       -------------------------------------------------------------------------------------------------------------
                       Capital Markets - 1.0%                   54,372  UBS AG                                             1,774,081
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 2.8%                     10,652  Nestle SA Registered Shares                        5,084,076
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 3.6%                   63,710  Novartis AG Registered Shares                      3,146,815
                                                                17,650  Roche Holding AG                                   3,461,315
                                                                                                                        ------------
                                                                                                                           6,608,130
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Switzerland                16,224,059
------------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.4%          Semiconductors & Semiconductor          405,000  Taiwan Semiconductor Manufacturing Co., Ltd.         791,185
                       Equipment - 0.4%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Taiwan                        791,185
------------------------------------------------------------------------------------------------------------------------------------
Thailand - 0.5%        Oil, Gas & Consumable Fuels - 0.5%       85,600  PTT Public Company THB10                             930,110
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Thailand                      930,110
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom -       Beverages - 0.7%                         61,190  Diageo Plc                                         1,250,408
15.3%
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 3.4%                 362,850  Barclays Plc                                       3,400,734
                                                               169,121  Royal Bank of Scotland Group Plc                   1,278,640
                                                                42,733  Standard Chartered Plc                             1,407,884
                                                                                                                        ------------
                                                                                                                           6,087,258
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Services                      42,510  Intertek Group Plc                                   754,069
                       & Supplies - 0.4%
                       -------------------------------------------------------------------------------------------------------------
                       Household Products - 0.8%                28,740  Reckitt Benckiser Plc                              1,550,265
                       -------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country                Industry                                 Shares  Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                       Insurance - 0.8%                        597,180  Old Mutual Plc                                  $  1,475,074
                       -------------------------------------------------------------------------------------------------------------
                       Media - 1.8%                            285,730  WPP Group Plc                                      3,372,687
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 2.5%                  144,280  BHP Billiton Plc                                   4,615,527
                       -------------------------------------------------------------------------------------------------------------
                       Multiline Retail - 0.3%                  22,380  Next Plc                                             567,597
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 2.1%      105,430  Royal Dutch Shell Plc                              3,769,787
                       -------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor           72,450  ARM Holdings Plc                                     129,549
                       Equipment - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.5%                 326,750  Kingfisher Plc                                       843,471
                       -------------------------------------------------------------------------------------------------------------
                       Trading Companies                        66,000  Bunzl Plc                                            907,042
                       & Distributors - 0.5%
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication              812,640  Vodafone Group Plc                                 2,616,260
                       Services - 1.4%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in
                                                                        the United Kingdom                                27,938,994
------------------------------------------------------------------------------------------------------------------------------------
United States - 1.4%   Machinery - 1.4%                         25,770  Bucyrus International, Inc.                        2,573,908
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in
                                                                        the United States                                  2,573,908
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks
                                                                        (Cost - $172,377,542) - 99.2%                    180,798,970
------------------------------------------------------------------------------------------------------------------------------------

                                                                   Par
                                                                 (000)  Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.5%   Commercial Paper - 0.5%                     903  Cargill, Inc., 3.12% due 3/03/2008                   902,843
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Short-Term Securities
                                                                        (Cost - $902,843) - 0.5%                             902,843
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Investments
                                                                        (Cost - $173,280,385*) - 99.7%                   181,701,813

                                                                        Other Assets Less Liabilities - 0.3%                 542,045
                                                                                                                        ------------
                                                                        Net Assets - 100.0%                             $182,243,858
                                                                                                                        ============

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                              $ 173,587,408
                                                                  =============
      Gross unrealized appreciation                               $  21,710,421
      Gross unrealized depreciation                                 (13,596,016)
                                                                  -------------
      Net unrealized appreciation                                 $   8,114,405
                                                                  =============
(a)   Non-income producing security.
(b)   Depositary receipts.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Van Kampen Value FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Shares   Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.8%                                  96,800   Southwest Airlines Co.                                      $   1,186,768
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 3.3%                                 28,300   Anheuser-Busch Cos., Inc.                                       1,332,647
                                                 63,700   The Coca-Cola Co.                                               3,723,902
                                                                                                                      -------------
                                                                                                                          5,056,549
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.5%                           68,017   The Bank of New York Mellon Corp.                               2,983,906
                                                 10,700   The Bear Stearns Cos., Inc.                                       854,502
                                                                                                                      -------------
                                                                                                                          3,838,408
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 4.1%                                 96,500   E.I. du Pont de Nemours & Co.                                   4,479,530
                                                 31,600   Rohm & Haas Co.                                                 1,694,076
                                                                                                                      -------------
                                                                                                                          6,173,606
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.0%                           4,500   Barclays Plc (a)                                                  169,065
                                                    500   The PNC Financial Services Group, Inc. (b)                         30,715
                                                 34,200   U.S. Bancorp                                                    1,095,084
                                                117,200   Wachovia Corp.                                                  3,588,664
                                                 95,400   Wells Fargo & Co.                                               2,788,542
                                                                                                                      -------------
                                                                                                                          7,672,070
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.6%                  77,100   Alcatel SA (a)                                                    452,577
                                                 18,100   Telefonaktiebolaget LM Ericsson (a)                               389,150
                                                                                                                      -------------
                                                                                                                            841,727
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.6%                   71,200   Dell, Inc. (c)                                                  1,413,320
                                                 21,000   Hewlett-Packard Co.                                             1,003,170
                                                 26,600   International Business Machines Corp.                           3,028,676
                                                                                                                      -------------
                                                                                                                          5,445,166
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 7.8%           143,700   Bank of America Corp.                                           5,710,638
                                                159,200   Citigroup, Inc.                                                 3,774,632
                                                 57,900   JPMorgan Chase & Co.                                            2,353,635
                                                                                                                      -------------
                                                                                                                         11,838,905
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 4.7%    75,000   AT&T Inc.                                                       2,612,250
                                                126,800   Verizon Communications, Inc.                                    4,605,376
                                                                                                                      -------------
                                                                                                                          7,217,626
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 5.2%                  64,000   CVS Caremark Corp.                                              2,584,320
                                                108,200   Wal-Mart Stores, Inc.                                           5,365,638
                                                                                                                      -------------
                                                                                                                          7,949,958
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 6.9%                             83,800   Cadbury Schweppes Plc (a)                                       3,758,430
                                                108,685   Kraft Foods, Inc.                                               3,387,711
                                                 38,600   Sara Lee Corp.                                                    487,518
                                                 93,700   Unilever NV (a)                                                 2,914,070
                                                                                                                      -------------
                                                                                                                         10,547,729
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.8%          92,700   Boston Scientific Corp. (c)                                     1,167,093
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.6%          46,600   Cardinal Health, Inc.                                           2,755,924
                                                 15,600   UnitedHealth Group, Inc.                                          725,088
                                                  6,500   WellPoint, Inc. (c)                                               455,520
                                                                                                                      -------------
                                                                                                                          3,936,532
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.9%                        25,800   Kimberly-Clark Corp.                                            1,681,644
                                                 19,000   The Procter & Gamble Co.                                        1,257,420
                                                                                                                      -------------
                                                                                                                          2,939,064
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.8%                               13,800   Computer Sciences Corp. (c)                                       599,610
                                                 32,000   The Western Union Co.                                             665,600
                                                                                                                      -------------
                                                                                                                          1,265,210
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 1.4%                  63,000   General Electric Co.                                            2,087,820
-----------------------------------------------------------------------------------------------------------------------------------

Van Kampen Value FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Shares   Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 7.7%                                 11,600   Aflac, Inc.                                                     $ 723,956
                                                 32,300   American International Group, Inc.                              1,513,578
                                                    200   Berkshire Hathaway, Inc. Class B (c)                              934,900
                                                 80,400   Chubb Corp.                                                     4,092,360
                                                 26,000   Genworth Financial, Inc. Class A                                  602,680
                                                 18,200   Hartford Financial Services Group, Inc.                         1,272,180
                                                 24,100   MetLife, Inc.                                                   1,404,066
                                                 27,000   The Travelers Cos., Inc.                                        1,253,070
                                                                                                                      -------------
                                                                                                                         11,796,790
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.9%                 92,150   Liberty Media Holding Corp. - Interactive (c)                   1,323,274
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.4%              21,200   eBay, Inc. (c)                                                    558,832
-----------------------------------------------------------------------------------------------------------------------------------
Media - 11.9%                                   262,102   Comcast Corp. Class A                                           5,121,473
                                                 16,690   Liberty Media Holding Corp. - Capital (c)                       1,937,876
                                                 87,400   News Corp. Class B                                              1,670,214
                                                265,600   Time Warner, Inc.                                               4,146,016
                                                131,950   Viacom, Inc. Class B (c)                                        5,245,013
                                                                                                                      -------------
                                                                                                                         18,120,592
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%                           29,935   Alcoa, Inc.                                                     1,111,786
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.2%                          21,300   J.C. Penney Co., Inc.                                             984,273
                                                 31,200   Macy's, Inc.                                                      770,016
                                                                                                                      -------------
                                                                                                                          1,754,289
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 4.1%                  197,100   International Paper Co.                                         6,248,070
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 11.5%                          28,700   Abbott Laboratories                                             1,536,885
                                                143,300   Bristol-Myers Squibb Co.                                        3,240,013
                                                 34,800   Eli Lilly & Co.                                                 1,740,696
                                                 14,300   GlaxoSmithKline Plc (a)                                           627,913
                                                 99,000   Pfizer, Inc.                                                    2,205,720
                                                  4,600   Roche Holding AG (a)                                              451,495
                                                150,100   Schering-Plough Corp.                                           3,257,170
                                                102,800   Wyeth                                                           4,484,136
                                                                                                                      -------------
                                                                                                                         17,544,028
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                   31,600   Intel Corp.                                                       630,420
Equipment - 1.0%                                 13,100   KLA-Tencor Corp.                                                  550,331
                                                 13,700   Texas Instruments, Inc.                                           410,452
                                                                                                                      -------------
                                                                                                                          1,591,203
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.4%                                  23,700   Microsoft Corp.                                                   645,114
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.1%                          28,300   Home Depot, Inc.                                                  751,365
                                                 36,300   Lowe's Cos., Inc.                                                 870,111
                                                                                                                      -------------
                                                                                                                          1,621,476
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.8%                13,600   Fannie Mae                                                        376,040
                                                 36,300   Freddie Mac                                                       914,034
                                                                                                                      -------------
                                                                                                                          1,290,074
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.7%                                   35,400   Altria Group, Inc.                                              2,589,156
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Common Stocks
                                                          (Cost - $154,456,599) - 95.4%                                 145,358,915
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Par
                                                  (000)   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 0.0%                           $      6   Brown Brothers Harriman & Co., 2.39% due 3/03/2008                  6,179
-----------------------------------------------------------------------------------------------------------------------------------

Van Kampen Value FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                   Par
                                                  (000)   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency                         $  9,400   Federal Home Loan Bank, 2.034% due 3/03/2008                $   9,398,955
Obligations ** - 6.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Short-Term Securities
                                                          (Cost- $9,405,134) - 6.2%                                       9,405,134
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Investments
                                                          (Cost - $163,861,733*)  - 101.6%                              154,764,049

                                                          Liabilities in Excess of Other Assets - (1.6%)                 (2,375,194)
                                                                                                                      -------------
                                                          Net Assets - 100.0%                                         $ 152,388,855
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 164,003,173
                                                                  =============
      Gross unrealized appreciation                               $   7,582,596
      Gross unrealized depreciation                                 (16,821,720)
                                                                  -------------
      Net unrealized depreciation                                 $  (9,239,124)
                                                                  =============

** U.S. Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase.
(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                              Purchase  Sale  Realized  Dividend
      Affiliate                                 Cost    Cost    Gain     Income
      --------------------------------------------------------------------------
      The PNC Financial Services Group, Inc.     -       -        -       $945
      --------------------------------------------------------------------------

(c)   Non-income producing security.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    FDP Series, Inc.

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    FDP Series, Inc.

Date: April 23, 2008


By: /s/ Neal J. Andrews
    ----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    FDP Series, Inc.

Date: April 23, 2008